UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22912

BNY Mellon Investment Funds, II, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2021

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Alternative Diversifier Strategies Fund

SEMIANNUAL REPORT April 30, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2020 through April 30, 2021, as provided by Jeffrey M. Mortimer, CFA, and Caroline Lee, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2021, BNY Mellon Alternative Diversifier Strategies Fund’s Class A shares produced a total return of 13.64%, Class C shares returned 13.15%, Class I shares returned 13.83% and Class Y shares returned 13.87%.1 In comparison, the S&P 500® Index (the “Index”) returned 28.74% for the same period, and the Lipper Alternative Multi-Strategy Funds Index (the “Lipper Index”) produced a total return of 7.96% for the period.2

Alternative asset classes generally produced positive returns over the reporting period as the global economy continued to recover from the COVID-19 pandemic. The fund lagged the Index but outperformed the Lipper Index. Outperformance versus the Lipper Index was due primarily to returns in the equities and real estate categories.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets across non-traditional or “alternative” asset classes and investment strategies. The fund is designed to complement and diversify traditional stock and bond portfolios. The fund normally allocates its assets among other investment companies (the “underlying funds”) that employ alternative investment strategies. The fund seeks to achieve its investment objective by allocating its assets among asset classes and investment strategies that typically have had a low correlation to each other and to traditional equity and fixed-income asset classes. The fund currently intends to allocate its assets among underlying funds that employ the following alternative investment strategies: long/short strategies, absolute return hedge strategies, real estate-related strategies, commodities strategies, global macro strategies and managed futures strategies.

As of April 30, 2021, the fund held positions in eight underlying funds: 361 Global Long/Short Equity Fund, ASG Global Alternatives Fund, DFA Commodity Strategy Portfolio, Boston Partners Long/Short Research Fund, BNY Mellon Global Real Estate Securities Fund, BNY Mellon Global Real Return Fund, the Gateway Fund and Neuberger Berman Long/Short Fund.

Markets Continue to Recover, Treasury Yields Rise

Early in the reporting period, markets benefited from a number of factors. With the approval of multiple COVID-19 vaccines in November 2020, investor sentiment improved, and the global economic outlook brightened. Returns were also boosted by interest rates, which remained low, and by the stimulus package approved by Congress, which provided support to consumers, small businesses and the economy generally. Performance in the market also broadened, and more cyclically oriented stocks began to perform better.

As the prospect of the end of the pandemic became more likely, government lockdowns were eased, and businesses that had been hard hit by the pandemic began to show signs of recovery. Businesses also became more confident and increased their capital spending. In addition, inventory shortages began to appear, providing another catalyst to economic growth.

Toward the end of the reporting period, the economic rebound continued. This, combined with the Federal Reserve’s indications that it would tolerate higher inflation rates until the economy fully recovered, led to a rise in inflation expectations. As a result, yields at the long end of the Treasury yield curve began to increase. These higher interest rates weighed heavily on the performance of technology and other growth-oriented stocks.

Equities and Global Real Estate Drove Returns

The fund’s performance versus the Lipper Index was driven by strong returns in equities and global real estate. Five of the eight underlying funds contributed positively to performance by beating their benchmarks, but the primary positive contributors were in the long/short equity category and in the global real estate category. Although most of the underlying funds in the long-short equity category lagged their benchmarks, this category was the primary contributor to the fund’s returns, as equity markets performed strongly during the reporting period. The Boston Partners Long/Short Research Fund contributed positively. The global real estate category also performed well, gaining nearly 32.0%, and the BNY Mellon Global Real Estate Securities Fund slightly outperformed the category benchmark. An overweight position in the absolute return category

2

also added to fund returns, as did a strong performance by one of the underlying managers, the BNY Mellon Global Real Return Fund.

On a less positive note, the fund’s performance was hindered primarily by the underperformance of the Gateway Fund and the 361 Global Long/Short Equity Fund.

Positioned for a Continued Bull Market

We believe that the fund is well-positioned for market activity going forward. We think that diversification across asset classes may continue to be additive to fund performance, and we will continue to attempt to take advantage of broadening market participation as more asset classes participate in the bull market.

May 17, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future. Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by BNY Mellon Investment Adviser, Inc. in effect until March 1, 2022, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

² Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. The Lipper Alternative Multi-Strategy Funds Index consists of funds that, by prospectus language, seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bonds are subject generally to interest-rate, credit, liquidity, call, sector and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security, sold short, at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets. The use of leverage may magnify the fund’s gains or losses.

Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Prices of commodities and related contracts may fluctuate significantly over short periods due to a variety of factors.

Investing in real estate securities is similar to direct investments in real estate, including falling property values due to increasing vacancies or declining rents resulting from economic, legal, political or technological developments, lack of liquidity, limited diversification and sensitivity to certain economic factors such as interest rate changes and market recessions.

The underlying funds’ underlying strategies may use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The ability of the fund to achieve its investment goal depends, in part, on the ability of BNY Mellon Investment Adviser, Inc. to allocate effectively the fund’s assets among the investment strategies and the underlying funds.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Alternative Diversifier Strategies Fund from November 1, 2020 to April 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.24	$8.19	$2.28	$1.80
Ending value (after expenses)	$1,136.40	$1,131.50	$1,138.30	$1,138.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.01	$7.75	$2.16	$1.71
Ending value (after expenses)	$1,020.83	$1,017.11	$1,022.66	$1,023.11
†

Expenses are equal to the fund’s annualized expense ratio of ..80% for Class A, 1.55% for Class C, .43% for Class I and .34% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

April 30, 2021 (Unaudited)

Description	Shares		Value ($)
Investment Companies - 99.2%
Alternative Investments - 28.8%
AlphaSimplex Global Alternatives Fund, Cl. Y	3,798,166	[a]	41,855,784
DFA Commodity Strategy Portfolio	1,128,696		7,099,497
Gateway Fund, CI. Y	812,679		31,304,396
			80,259,677
Domestic Equity - 33.3%
Boston Partners Long/Short Research Fund, Institutional Class	2,858,866	[a,b]	46,227,857
Neuberger Berman Long Short Fund, Institutional Class	2,684,610	[b]	46,443,745
			92,671,602
Foreign Balanced - 15.2%
BNY Mellon Global Real Return Fund, CI. Y	2,458,289	[c]	42,184,245
Foreign Equity - 21.9%
361 Global Long/Short Equity Fund, CI. Y	2,600,703	[b]	31,494,516
BNY Mellon Global Real Estate Securities Fund, CI. Y	3,022,208	[c]	29,617,643
			61,112,159
Total Investments (cost $246,128,739)	99.2%		276,227,683
Cash and Receivables (Net)	.8%		2,326,596
Net Assets	100.0%		278,554,279

a Investment in non-controlled affiliates (cost $84,014,332).

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	99.2
99.2

† Based on net assets.

See notes to financial statements.

5

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/20 ($)	Purchases ($)†	Sales ($)	Net Realized Gains (Loss) ($)
BNY Mellon Dynamic Total Return Fund, Cl.Y	17,189,193	-	(17,941,155)	2,579,106
BNY Mellon Global Real Estate Securities Fund, Cl.Y	31,280,488	1,994,991	(11,976,730)	346,504
BNY Mellon Global Real Return Fund, Cl.Y	33,958,862	14,652,313	(10,074,991)	219,632
Total	82,428,543	16,647,304	(39,992,876)	3,145,242

Investment Companies	Net Change in Unrealized Appreciation (Depreciation) ($)	Value 4/30/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
BNY Mellon Dynamic Total Return Fund, Cl.Y	(1,827,144)	-	-	-
BNY Mellon Global Real Estate Securities Fund, Cl.Y	7,972,390	29,617,643	10.6	322,002
BNY Mellon Global Real Return Fund, Cl.Y	3,428,429	42,184,245	15.1	606,645
Total	9,573,675	71,801,888	25.7	928,647

† Includes reinvested dividend/distributions.

See notes to financial statements.

In addition, an affiliated company is a company in which the fund has ownership of at least 5% of the voting securities at April 30, 2021. Investments in affiliated companies during the period ended April 30, 2021 were as follows:

Investment Companies	Value 10/31/20 ($)	Purchases($)†	Sales($)	Net Realized Gain (Loss)($)
AlphaSimplex Global Alternatives Fund, Cl. Y	33,479,053	16,120,862	(9,291,801)	(195,726)
Boston Partners Long/Short Research Institutional Class	46,656,185	12,980,000	(23,684,232)	(3,133,989)
Total	80,135,238	29,100,862	(32,976,033)	(3,329,715)

6

Investment Companies	Change in Net Unrealized Appreciation (Depreciation)($)	Value 4/30/21($)	Net Assets(%)	Dividends/ Distributions($)
AlphaSimplex Global Alternatives Fund, Cl. Y	1,743,396	41,855,784	15.0	1,045,006
Boston Partners Long/Short Research Fund, Institutional Class	13,409,893	46,227,857	16.6	-
Total	15,153,289	88,083,641	31.6	1,045,006

†  Includes reinvested dividend/distributions.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	101,627,672	116,342,154
Affiliated issuers	144,501,067	159,885,529
Cash		2,402,927
Receivable for investment securities sold		165,206
Interest receivable		23,023
Receivable for shares of Common Stock subscribed		171
Prepaid expenses		50,659
		278,869,669
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		64,798
Payable for shares of Common Stock redeemed		209,457
Directors’ fees and expenses payable		4,474
Other accrued expenses		36,661
		315,390
Net Assets ($)		278,554,279
Composition of Net Assets ($):
Paid-in capital		255,605,233
Total distributable earnings (loss)		22,949,046
Net Assets ($)		278,554,279

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	59,256	27,028	2,059,009	276,408,986
Shares Outstanding	4,286	2,000	149,343	19,942,734
Net Asset Value Per Share ($)	13.83	13.51	13.79	13.86

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	152,215
Affiliated issuers	1,973,653
Total Income	2,125,868
Expenses:
Management fee—Note 3(a)	350,495
Professional fees	49,273
Registration fees	32,853
Directors’ fees and expenses—Note 3(d)	10,664
Chief Compliance Officer fees—Note 3(c)	7,766
Prospectus and shareholders’ reports	6,243
Loan commitment fees—Note 2	4,798
Custodian fees—Note 3(c)	2,147
Shareholder servicing costs—Note 3(c)	1,162
Interest expense—Note 2	193
Distribution fees—Note 3(b)	98
Miscellaneous	8,398
Total Expenses	474,090
Less—reduction in expenses due to undertaking—Note 3(a)	(61)
Net Expenses	474,029
Investment Income—Net	1,651,839
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	(1,061,787)
Affiliated issuers	(184,473)
Capital gain distributions on unaffiliated issuers	997,895
Net Realized Gain (Loss)	(248,365)
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	11,835,298
Affiliated issuers	24,726,964
Net Change in Unrealized Appreciation (Depreciation)	36,562,262
Net Realized and Unrealized Gain (Loss) on Investments	36,313,897
Net Increase in Net Assets Resulting from Operations	37,965,736

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations ($):
Investment income—net	1,651,839	5,517,330
Net realized gain (loss) on investments	(248,365)	1,829,141
Net change in unrealized appreciation (depreciation) on investments	36,562,262	(17,501,340)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,965,736	(10,154,869)
Distributions ($):
Distributions to shareholders:
Class A	(249)	(849)
Class C	(150)	(318)
Class I	(12,744)	(34,551)
Class Y	(2,899,504)	(10,408,051)
Total Distributions	(2,912,647)	(10,443,769)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	12,939	100
Class I	1,720,066	1,842,750
Class Y	4,655,980	25,618,561
Distributions reinvested:
Class A	98	330
Class C	-	27
Class I	10,548	21,046
Class Y	1,175,911	3,235,280
Cost of shares redeemed
Class C	(2,393)	-
Class I	(964,225)	(1,895,079)
Class Y	(76,472,929)	(122,412,289)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(69,864,005)	(93,589,274)
Total Increase (Decrease) in Net Assets	(34,810,916)	(114,187,912)
Net Assets ($):
Beginning of Period	313,365,195	427,553,107
End of Period	278,554,279	313,365,195

10

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Capital Share Transactions (Shares):
Class A
Shares sold	980	8
Shares issued for distributions reinvested	7	25
Net Increase (Decrease) in Shares Outstanding	987	33
Class C
Shares issued for distributions reinvested	-	2
Shares redeemed	(190)	-
Net Increase (Decrease) in Shares Outstanding	(190)	2
Class Ia
Shares sold	130,856	151,380
Shares issued for distributions reinvested	814	1,650
Shares redeemed	(73,585)	(155,732)
Net Increase (Decrease) in Shares Outstanding	58,085	(2,702)
Class Ya
Shares sold	352,942	2,099,763
Shares issued for distributions reinvested	90,315	252,362
Shares redeemed	(5,885,964)	(10,002,993)
Net Increase (Decrease) in Shares Outstanding	(5,442,707)	(7,650,868)

[a]

During the period ended April 30, 2021, 120,423 Class Y shares representing $1,588,816 were exchanged for 121,074 Class I shares and during the period ended October 31, 2020, 150,604 Class Y shares representing $1,842,750 were exchanged for 151,381 Class I shares.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2021	Year Ended October 31,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.24	12.84	12.24	12.65	12.23	12.54
Investment Operations:
Investment income (loss)—net[a]	.04	.10	.08	(.03)	.01	.06
Net realized and unrealized gain (loss) on investments	1.63	(.44)	.60	(.33)	.42	(.30)
Total from Investment Operations	1.67	(.34)	.68	(.36)	.43	(.24)
Distributions:
Dividends from investment income—net	-	(.14)	(.02)	(.05)	(.01)	(.07)
Dividends from net realized gain on investments	(.08)	(.12)	(.06)	–	–	–
Total Distributions	(.08)	(.26)	(.08)	(.05)	(.01)	(.07)
Net asset value, end of period	13.83	12.24	12.84	12.24	12.65	12.23
Total Return (%)[b]	13.64[c]	(2.75)	5.57	(2.89)	3.52	(1.88)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.94[e]	.95	.97	.86	.82	.85
Ratio of net expenses to average net assets[d]	.80[e]	.80	.80	.80	.75	.79
Ratio of net investment income (loss) to average net assets[d]	.57[e]	.84	.67	(.24)	.07	.48
Portfolio Turnover Rate	22.75[c]	5.23	51.61	19.18	16.45	20.39
Net Assets, end of period ($ x 1,000)	59	40	42	59	61	61

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amounts do not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

12

	Six Months Ended
	April 30, 2021	Year Ended October 31,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.01	12.59	12.08	12.57	12.22	12.54
Investment Operations:
Investment income (loss)—net[a]	(.00)[b]	.01	(.03)	(.12)	(.08)	(.02)
Net realized and unrealized gain (loss) on investments	1.58	(.45)	.61	(.37)	.43	(.30)
Total from Investment Operations	1.58	(.44)	.58	(.49)	.35	(.32)
Distributions:
Dividends from investment income—net	-	(.02)	(.01)	–	–	–
Dividends from net realized gain on investments	(.08)	(.12)	(.06)	–	–	–
Total Distributions	(.08)	(.14)	(.07)	–	–	–
Net asset value, end of period	13.51	12.01	12.59	12.08	12.57	12.22
Total Return (%)[c]	13.15[d]	(3.51)	4.85	(3.90)	2.86	(2.55)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.78[f]	1.76	1.69	1.59	1.41	1.44
Ratio of net expenses to average net assets[e]	1.55[f]	1.55	1.55	1.55	1.41	1.44
Ratio of net investment income (loss) to average net assets[e]	(.06)[f]	.10	(.21)	(.99)	(.63)	(.16)
Portfolio Turnover Rate	22.75[d]	5.23	51.61	19.18	16.45	20.39
Net Assets, end of period ($ x 1,000)	27	26	28	26	27	33

a Based on average shares outstanding.

b Amount is less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Amounts do not include the expenses of the underlying funds.

f Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2021	Year Ended October 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.23	12.84	12.27	12.69	12.27	12.58
Investment Operations:
Investment income—net[a]	.06	.17	.14	.01	.05	.10
Net realized and unrealized gain (loss) on investments	1.63	(.48)	.59	(.34)	.43	(.28)
Total from Investment Operations	1.69	(.31)	.73	(.33)	.48	(.18)
Distributions:
Dividends from investment income—net	(.05)	(.18)	(.10)	(.09)	(.06)	(.13)
Dividends from net realized gain on investments	(.08)	(.12)	(.06)	–	–	–
Total Distributions	(.13)	(.30)	(.16)	(.09)	(.06)	(.13)
Net asset value, end of period	13.79	12.23	12.84	12.27	12.69	12.27
Total Return (%)	13.83[b]	(2.47)	6.05	(2.60)	3.97	(1.44)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.43[d]	.43	.42	.38	.35	.37
Ratio of net expenses to average net assets[c]	.43[d]	.43	.42	.38	.35	.37
Ratio of net investment income to average net assets[c]	.93[d]	1.38	1.11	.08	.43	.79
Portfolio Turnover Rate	22.75[b]	5.23	51.61	19.18	16.45	20.39
Net Assets, end of period ($ x 1,000)	2,059	1,116	1,206	1,446	1,780	1,336

a Based on average shares outstanding.

b Not annualized.

c Amounts do not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

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Six Months Ended
April 30, 2021		Year Ended October 31,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.30	12.90	12.33	12.74	12.32	12.63
Investment Operations:
Investment income—net[a]	.08	.18	.12	.03	.06	.11
Net realized and unrealized gain (loss) on investments	1.62	(.47)	.62	(.34)	.43	(.28)
Total from Investment Operations	1.70	(.29)	.74	(.31)	.49	(.17)
Distributions:
Dividends from investment income—net	(.06)	(.19)	(.11)	(.10)	(.07)	(.14)
Dividends from net realized gain on investments	(.08)	(.12)	(.06)	–	–	–
Total Distributions	(.14)	(.31)	(.17)	(.10)	(.07)	(.14)
Net asset value, end of period	13.86	12.30	12.90	12.33	12.74	12.32
Total Return (%)	13.87[b]	(2.29)	6.11	(2.43)	4.01	(1.39)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.34[d]	.32	.30	.30	.29	.30
Ratio of net expenses to average net assets[c]	.34[d]	.32	.30	.30	.29	.30
Ratio of net investment income to average net assets[c]	1.18[d]	1.45	.98	.27	.52	.92
Portfolio Turnover Rate	22.75[b]	5.23	51.61	19.18	16.45	20.39
Net Assets, end of period ($ x 1,000)	276,409	312,183	426,278	446,522	475,659	509,333

a Based on average shares outstanding.

b Not annualized.

c Amounts do not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Alternative Diversifier Strategies Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

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As of April 30, 2021, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A shares and held all of the outstanding Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Investment Companies	276,227,683	-	-	276,227,683

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect

18

the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2020 was as follows: ordinary income $6,357,765 and long-term capital gains $4,086,004. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2021 was approximately $30,387 with a related weighted average annualized interest rate of 1.28%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the fund has agreed to pay a management fee at the annual rate of 1.35% applied to the portion of the fund’s average daily net assets allocated to direct investments in securities and .25% applied to that portion of the fund’s average daily net assets allocated to investments in other investment companies (underlying funds) and money market instruments (including cash and equivalents). The Adviser has contractually agreed, from November 1, 2020 through March 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .55% of the value of the fund’s average daily net assets. On or after March 1, 2022, the Adviser may terminate this expense limitation at any time. Because “acquired fund fees and expenses” are

20

incurred indirectly by the fund, such fees and expenses are not included in the expense limitations. The reduction in expenses, pursuant to the undertaking, amounted to $61 during the period ended April 30, 2021.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2021, Class C shares were charged $98 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2021, Class A and Class C shares were charged $60 and $33, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2021, the fund was charged $864 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2021, the fund was charged $2,147 pursuant to the custody agreement.

During the period ended April 30, 2021, the fund was charged $7,766 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $57,390, Distribution Plan fees of $17, Shareholder Services Plan fees of $18, custodian fees of $1,800, Chief Compliance Officer fees of $5,242 and transfer agency fees of $336, which are offset against an expense reimbursement currently in effect in the amount of $5.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2021, amounted to $63,448,276 and $132,359,202, respectively.

At April 30, 2021, accumulated net unrealized appreciation on investments was $30,098,944, consisting of all gross unrealized appreciation.

At April 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 24-25, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of institutional alternative multi-strategy funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional alternative multi-strategy funds (the “Performance Universe”), all for various periods ended December 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional alternative multi-strategy funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously

23

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance ranked third or fourth in the periods where there were five funds in the Performance Group and third or fourth when there were four funds in the Performance Group and was below the Performance Group medians for all periods, except the two-year period when it was at the median, and above the Performance Universe medians for all periods except the one- and five-year periods when it was below the medians. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. It was noted that there were only three or four other funds in the Performance Group, depending on the period. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in four of the six calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board noted that the fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Adviser or its affiliates. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses, including underlying fund (acquired funds) fees and expenses, were equal to the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .55% of the fund’s average daily net assets.

24

Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance..

25

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the fee charged by the Adviser under the Agreement was for services in addition to, and not duplicative of, services provided under the advisory contracts of the underlying funds in which the fund invested.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

26

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Alternative Diversifier Strategies Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DRNAX Class C: DRNCX Class I: DRNIX Class Y: DRYNX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6253SA0421

BNY Mellon Global Emerging Markets Fund

SEMIANNUAL REPORT April 30, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2020 through April 30, 2021, as provided by portfolio managers Paul Birchenough and Ian Smith of Newton Investment Management Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2021, the BNY Mellon Global Emerging Markets Fund Class A shares produced a total return of 23.14%, Class C shares returned 22.68%, Class I shares returned 23.29% and Class Y shares returned 23.31%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), produced a total return of 22.95% for the same period.2

Emerging markets gained ground during the reporting period amid central bank policies that supported investor confidence, the implementation of a COVID vaccine rollout and impending economic reopening. The fund performed in line with the Index, with results bolstered by stock selection within the communication services, information technology and materials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging-markets countries. The portfolio managers employ a fundamental, bottom-up investment process that emphasizes quality, return on capital employed and governance. The process of identifying investment ideas begins by identifying a core list of investment themes. These themes are based primarily on observable global economic, industrial or social trends that the portfolio managers believe will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others. The portfolio managers then identify specific companies, using investment themes to help focus on areas where thematic and strategic research indicates positive returns are likely to be achieved.

Stimulus and Optimism Support Equity Rally

The rebound in emerging-equity-market indices continued and indeed accelerated during the final two months of 2020 as investors looked beyond near-term challenges, with investor sentiment boosted by a raft of positive vaccine news. Risk appetite was also bolstered by a series of well-received geopolitical developments, not least the U.S. presidential election outcome in early November, which saw Joe Biden voted in as president. Additional fiscal support has also been forthcoming, with $900 billion U.S. stimulus package agreed towards the end of December.

The positive sentiment carried over into the new year, and emerging markets initially made strong gains, owing in large part to the strength of Chinese economic data. China’s GDP (gross domestic product) rose by 2.3% in 2020, after growth for the final quarter came in at 6.5% on a year-on-year basis, while the trade surplus rose to a record monthly level of U.S. $78 billion in December. Additional fiscal stimulus proposed by the new U.S. administration of $1.9 trillion, along with the positive progress of mass vaccination programs across countries, further supported equity markets. However, toward the end of February 2021, equity markets experienced a sell-off as expectations for global growth and inflation caused government bond yields to rise aggressively. The weakness continued through to the end of the reporting period, with China and India notable laggards. The key drivers to weakness in the Chinese market were regulatory and geopolitical news flow, expectations of monetary-policy normalization, and forced selling in positions held by private investment firm Archegos Capital Management. India suffered from a devastating second wave of COVID-19 infections and deaths.

Stock Selection Drives Fund Results

At the sector level, the fund benefited most from stock selection within the communication services, information technology and materials sectors. At a country level, the largest contribution has come from Chinese stocks. Performance was driven in large part by the fund’s holdings in the electric-vehicle (EV) supply chain, as strong EV sales numbers, coupled with U.S. president Joe Biden’s promise of U.S. $2 trillion for renewable energy and other climate measures over his tenure, helped Korean battery maker Samsung SDI, copper foils producer Iljin Materials and lithium producers Livent and Orocobre to outperform. Other top stock performers included Chinese online entertainment brand Bilibili, which made gains based on its strong earnings announcements and growth outlook, and chipmaker ASML Holding, whose results for the fourth quarter were solid, while guidance came in ahead of expectations.

At a sector level, positioning within the consumer discretionary and financial sectors detracted. At a country level, positioning in Taiwan and India detracted. New Oriental Education & Technology Group (“New Oriental”) was the biggest detractor, with the impact of COVID-19 resulting in the announcement of mixed results and a negative market reaction. Later in the period, the stock weakened further on fears about increased regulation despite nothing being communicated through official channels to date. We note that New Oriental strictly adheres to the regulations published in 2018. While stricter enforcement and additional regulatory curbs can negatively affect growth and profitability, New Oriental should be better positioned for this than smaller and more informal competitors. Maruti Suzuki India struggled over the latter part of the review period, owing to the dramatic surge in coronavirus infections in India, which affected production and harmed the prospects of a recovery in economic activity over the shorter term. Prior to this, the latest results had revealed that the company was running at near capacity and has a large backlog of orders. A recent report also highlighted that the company now accounts for 50% of all passenger-vehicle sales in India. The absence of large, Index constituent Samsung Electronics also had a material negative impact after the shares rallied strongly in the first two months of the period on expectations of strong memory-price recovery.

Maintaining a Long-Term Perspective

Over the shorter term, asset prices are likely to be influenced by the question of what sort of inflationary forces we are seeing in the U.S., which could be benign and short lived, healthy, and consistent with a strong economic rebound, or surprisingly aggressive. The first two scenarios should be more supportive for emerging-market equities. The asset class should perform well if we see a backdrop with a weaker U.S. dollar, accommodative monetary and fiscal policies in major economies, vaccine rollouts and related anticipation of a meaningful global economic recovery.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

We are more comfortable highlighting the longer-term opportunities in emerging markets. These are based upon relatively higher levels of income growth, rapid increases in product penetration and scope for industry consolidation. We believe that there is a unique opportunity for emerging-market companies that are well exposed to reliable secular-growth trends, and that can exploit this opportunity in a superior manner to their peers by virtue of their differentiated customer offering and execution. Accordingly, emerging-market investors that can identify the right growth themes and companies should be well rewarded over the long term.

There are challenges ahead. It is unlikely that tensions between the U.S. and China will go away. The world is aging, and high global debt levels are rising. But even with this backdrop, we are seeing exciting innovation and change, and pockets of sustainably fast economic growth. We believe that emerging markets are a good place to hunt for companies that are positioned to benefit from this innovation, change and growth.

May 17, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future. Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 1, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI Emerging Markets Index is a free, float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Global Emerging Markets Fund from November 1, 2020 to April 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.64	$10.93	$5.37	$4.87
Ending value (after expenses)	$1,231.40	$1,226.80	$1,232.90	$1,233.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.01	$9.89	$4.86	$4.41
Ending value (after expenses)	$1,018.84	$1,014.98	$1,019.98	$1,020.43
†

Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.98% for Class C, .97% for Class I and .88% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Argentina - 1.9%
MercadoLibre	8,839	[a]	13,885,892
Australia - 1.8%
Orocobre	2,469,943	[a,b]	12,808,648
Brazil - .3%
Arco Platform, Cl. A	81,450	[a,b]	2,090,007
Chile - 1.2%
Sociedad Quimica y Minera de Chile, ADR	164,671	[b]	8,684,749
China - 33.9%
Alibaba Group Holding	1,213,364	[a]	35,051,130
Autohome, ADR	170,049	[b]	15,768,644
Bilibili, ADR	59,233	[a,b]	6,566,570
BYHEALTH, Cl. A	2,426,500		12,234,756
China Yongda Automobiles Services Holdings	4,319,500		7,822,006
Flat Glass Group, Cl. H	4,116,000	[b]	12,640,244
LONGi Green Energy Technology, CI. A	1,424,097	[a]	21,694,886
Meituan, Cl. B	549,158	[a,c]	20,909,140
NARI Technology, Cl. A	2,303,148	[a]	11,358,640
New Oriental Education & Technology Group, ADR	1,891,372	[a]	28,862,337
Ping An Insurance Group Company of China, Cl. H	1,918,000		20,955,997
Tencent Holdings	315,768		25,252,933
Tencent Music Entertainment Group, ADR	985,313	[a]	17,164,152
Xinyi Solar Holdings	3,246,000		5,396,824
			241,678,259
Hong Kong - 4.3%
AIA Group	2,414,200		30,690,202
India - 24.0%
Asian Paints	519,855	[a]	17,769,042
Godrej Consumer Products	1,134,209		10,577,656
HDFC Asset Management	177,475	[a,c]	6,649,625
HDFC Bank	617,295	[a]	11,751,302
Hindustan Unilever	277,891		8,841,130
Housing Development Finance	876,378	[a]	28,599,073
Info Edge India	405,075	[a]	26,861,914
Jubilant Foodworks	358,341	[a]	13,984,943
Maruti Suzuki India	238,046	[a]	20,738,445
Tata Consultancy Services	347,402	[a]	14,226,075

Description		Shares		Value ($)
Common Stocks - 98.0% (continued)
India - 24.0% (continued)
Titan		530,091	[a]	10,668,047
				170,667,252
Mexico - 1.4%
Wal-Mart de Mexico		2,971,800		9,745,603
Netherlands - 5.4%
ASML Holding		21,045		13,701,471
Prosus		228,261	[a]	24,750,337
				38,451,808
Philippines - .0%
GT Capital Holdings		1		11
Russia - 1.2%
HeadHunter Group, ADR		209,315	[a]	8,600,753
South Africa - 1.7%
Clicks Group		387,075		6,461,044
Discovery		602,069	[a]	5,482,557
				11,943,601
South Korea - 7.6%
Iljin Materials		222,341		13,711,946
LG Household & Health Care		5,266		7,274,819
Samsung SDI		56,288		32,843,296
				53,830,061
Taiwan - 6.5%
Elite Material		1,007,000	[a]	6,439,278
Taiwan Semiconductor Manufacturing		1,837,000		39,807,441
				46,246,719
United States - 4.6%
EPAM Systems		33,083	[a]	15,143,743
Livent		997,298	[a,b]	17,971,310
				33,115,053
Uruguay - 2.2%
Globant		68,374	[a]	15,669,953
Total Common Stocks (cost $507,975,842)				698,108,571
	1-Day Yield (%)
Investment Companies - 3.3%
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $23,903,388)	0.05	23,903,388	[d]	23,903,388

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $6,212,229)	0.01	6,212,229	[d]	6,212,229
Total Investments (cost $538,091,459)		102.2%		728,224,188
Liabilities, Less Cash and Receivables		(2.2%)		(15,736,524)
Net Assets		100.0%		712,487,664

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At April 30, 2021, the value of the fund’s securities on loan was $39,886,516 and the value of the collateral was $41,572,828, consisting of cash collateral of $6,212,229 and U.S. Government & Agency securities valued at $35,360,599.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities were valued at $27,558,765 or 3.87% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Retailing	14.4
Semiconductors & Semiconductor Equipment	13.1
Media & Entertainment	12.9
Materials	8.0
Insurance	8.0
Technology Hardware & Equipment	7.4
Software & Services	6.3
Consumer Services	6.3
Banks	5.7
Household & Personal Products	5.5
Investment Companies	4.2
Automobiles & Components	2.9
Food & Staples Retailing	2.3
Capital Goods	1.6
Consumer Durables & Apparel	1.5
Commercial & Professional Services	1.2
Diversified Financials	.9
102.2

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/20 ($)	Purchases ($)†	Sales ($)	Value 4/30/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	11,025,756	162,150,405	(149,272,773)	23,903,388	3.3	7,428
Investment of Cash Collateral for Securities Loaned:††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	3,467	110	(3,577)	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	-	56,759,072	(50,543,843)	6,212,229.9		195,047†††
Total	11,029,223	218,906,587	(199,820,193)	30,115,617	4.2	202,475

† Includes reinvested dividends/distributions.

†† Effective November 9, 2020, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares.

††† Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Barclays Capital
Mexican Peso	2,184,416	United States Dollar	108,617	5/3/2021	(818)
Euro	362,505	United States Dollar	438,500	5/3/2021	(2,653)
Citigroup
South African Rand	1,957,304	United States Dollar	135,330	5/4/2021	(444)
J.P. Morgan Securities
Australian Dollar	188,057	United States Dollar	146,055	5/4/2021	(1,183)
UBS Securities
Hong Kong Dollar	14,100,398	United States Dollar	1,815,941	5/4/2021	(668)
Gross Unrealized Depreciation					(5,766)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $39,886,516)—Note 1(c):
Unaffiliated issuers	507,975,842	698,108,571
Affiliated issuers	30,115,617	30,115,617
Cash denominated in foreign currency	39,994	40,252
Receivable for shares of Common Stock subscribed		2,281,757
Dividends and securities lending income receivable		442,740
Receivable for investment securities sold		395,557
Prepaid expenses		78,504
		731,462,998
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		572,438
Payable for investment securities purchased		9,305,729
Liability for securities on loan—Note 1(c)		6,212,229
Foreign capital gains tax payable—Note 1(b)		1,482,902
Payable for shares of Common Stock redeemed		1,290,118
Directors’ fees and expenses payable		10,975
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		5,766
Other accrued expenses		95,177
		18,975,334
Net Assets ($)		712,487,664
Composition of Net Assets ($):
Paid-in capital		537,073,412
Total distributable earnings (loss)		175,414,252
Net Assets ($)		712,487,664

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	25,966,619	6,782,703	253,444,530	426,293,812
Shares Outstanding	950,676	256,986	9,226,277	15,452,384
Net Asset Value Per Share ($)	27.31	26.39	27.47	27.59

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $145,679 foreign taxes withheld at source):
Unaffiliated issuers	881,927
Affiliated issuers	7,428
Income from securities lending—Note 1(c)	195,047
Total Income	1,084,402
Expenses:
Management fee—Note 3(a)	2,103,707
Custodian fees—Note 3(c)	178,056
Shareholder servicing costs—Note 3(c)	101,491
Registration fees	67,547
Professional fees	60,177
Directors’ fees and expenses—Note 3(d)	24,021
Distribution fees—Note 3(b)	21,900
Prospectus and shareholders’ reports	11,987
Chief Compliance Officer fees—Note 3(c)	7,766
Loan commitment fees—Note 2	7,109
Interest expense—Note 2	2,439
Miscellaneous	15,610
Total Expenses	2,601,810
Investment (Loss)—Net	(1,517,408)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	37,399,646
Net realized gain (loss) on forward foreign currency exchange contracts	(169,579)
Net Realized Gain (Loss)	37,230,067
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	47,718,260
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(5,766)
Net Change in Unrealized Appreciation (Depreciation)	47,712,494
Net Realized and Unrealized Gain (Loss) on Investments	84,942,561
Net Increase in Net Assets Resulting from Operations	83,425,153

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations ($):
Investment (loss)—net	(1,517,408)	(680,423)
Net realized gain (loss) on investments	37,230,067	19,501,209
Net change in unrealized appreciation (depreciation) on investments	47,712,494	90,524,241
Net Increase (Decrease) in Net Assets Resulting from Operations	83,425,153	109,345,027
Distributions ($):
Distributions to shareholders:
Class A	(23,010)	(85,052)
Class C	-	(54,018)
Class I	(388,130)	(1,143,845)
Class Y	(1,189,305)	(5,341,890)
Total Distributions	(1,600,445)	(6,624,805)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	18,148,727	4,502,024
Class C	2,025,440	392,214
Class I	199,573,277	31,806,522
Class Y	115,257,923	61,723,080
Distributions reinvested:
Class A	21,565	84,300
Class C	-	53,578
Class I	385,447	1,129,670
Class Y	689,367	3,717,884
Cost of shares redeemed:
Class A	(2,957,107)	(1,551,472)
Class C	(535,912)	(1,082,460)
Class I	(38,942,871)	(25,220,060)
Class Y	(43,390,607)	(78,487,287)
Increase (Decrease) in Net Assets from Capital Stock Transactions	250,275,249	(2,932,007)
Total Increase (Decrease) in Net Assets	332,099,957	99,788,215
Net Assets ($):
Beginning of Period	380,387,707	280,599,492
End of Period	712,487,664	380,387,707

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Capital Share Transactions (Shares):
Class Aa
Shares sold	659,845	241,464
Shares issued for distributions reinvested	831	4,921
Shares redeemed	(107,120)	(82,890)
Net Increase (Decrease) in Shares Outstanding	553,556	163,495
Class C
Shares sold	75,672	22,291
Shares issued for distributions reinvested	-	3,210
Shares redeemed	(19,916)	(65,721)
Net Increase (Decrease) in Shares Outstanding	55,756	(40,220)
Class Ia
Shares sold	7,186,996	1,794,852
Shares issued for distributions reinvested	14,785	65,758
Shares redeemed	(1,401,224)	(1,520,042)
Net Increase (Decrease) in Shares Outstanding	5,800,557	340,568
Class Ya
Shares sold	4,106,227	3,484,598
Shares issued for distributions reinvested	26,332	215,530
Shares redeemed	(1,629,680)	(4,327,375)
Net Increase (Decrease) in Shares Outstanding	2,502,879	(627,247)

[a]

During the period ended April 30, 2021, 31,526 Class Y shares representing $883,111 were exchanged for 31,652 Class I shares and 24,791 Class Y shares representing $588,077 were exchanged for 24,442 Class A shares. During the period ended October 31, 2020, 77,972 Class Y shares representing $1,481,238 were exchanged for 78,284 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2021		Year Ended October 31,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	22.23	16.25	13.86	17.79	14.24	13.15
Investment Operations:
Investment income (loss)—net[a]	(.10)	(.10)	.03	.03	(.03)	(.02)
Net realized and unrealized gain (loss) on investments	5.23	6.43	2.48	(3.75)	3.58	1.11
Total from Investment Operations	5.13	6.33	2.51	(3.72)	3.55	1.09
Distributions:
Dividends from investment income—net	(.05)	(.35)	(.12)	(.21)	-	-
Net asset value, end of period	27.31	22.23	16.25	13.86	17.79	14.24
Total Return (%)[b]	23.14[c]	39.62	18.28	(21.19)	25.02	8.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.20[d]	1.29	1.32	1.34	1.55	1.82
Ratio of net expenses to average net assets	1.20[d]	1.25	1.25	1.25	1.28	1.53
Ratio of net investment income (loss) to average net assets	(.78)[d]	(.54)	.22	.16	(.17)	(.18)
Portfolio Turnover Rate	29.86[c]	51.54	48.73	41.94	36.79	51.42
Net Assets, end of period ($ x 1,000)	25,967	8,826	3,795	5,109	4,117	297

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2021		Year Ended October 31,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	21.52	15.73	13.42	17.32	13.96	12.99
Investment Operations:
Investment (loss)—net[a]	(.21)	(.22)	(.08)	(.10)	(.15)	(.13)
Net realized and unrealized gain (loss) on investments	5.08	6.23	2.41	(3.63)	3.51	1.10
Total from Investment Operations	4.87	6.01	2.33	(3.73)	3.36	.97
Distributions:
Dividends from investment income—net	-	(.22)	(.02)	(.17)	-	-
Net asset value, end of period	26.39	21.52	15.73	13.42	17.32	13.96
Total Return (%)[b]	22.68[c]	38.61	17.35	(21.80)	24.07	7.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.98[d]	2.07	2.10	2.11	2.30	2.80
Ratio of net expenses to average net assets	1.98[d]	2.00	2.00	2.00	2.01	2.28
Ratio of net investment (loss) to average net assets	(1.60)[d]	(1.26)	(.51)	(.60)	(.94)	(.97)
Portfolio Turnover Rate	29.86[c]	51.54	48.73	41.94	36.79	51.42
Net Assets, end of period ($ x 1,000)	6,783	4,330	3,798	4,793	3,335	54

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2021		Year Ended October 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	22.35	16.34	13.96	17.89	14.29	13.16
Investment Operations:
Investment income (loss)—net[a]	(.08)	(.05)	.07	.07	.01	(.03)
Net realized and unrealized gain (loss) on investments	5.28	6.46	2.50	(3.77)	3.59	1.16
Total from Investment Operations	5.20	6.41	2.57	(3.70)	3.60	1.13
Distributions:
Dividends from investment income—net	(.08)	(.40)	(.19)	(.23)	(.00)[b]	-
Net asset value, end of period	27.47	22.35	16.34	13.96	17.89	14.29
Total Return (%)	23.29[c]	39.93	18.61	(21.01)	25.24	8.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97[d]	1.02	1.00	1.06	1.29	1.54
Ratio of net expenses to average net assets	.97[d]	1.00	1.00	1.00	1.02	1.27
Ratio of net investment income (loss) to average net assets	(.56)[d]	(.27)	.47	.38	.07	(.24)
Portfolio Turnover Rate	29.86[c]	51.54	48.73	41.94	36.79	51.42
Net Assets, end of period ($ x 1,000)	253,445	76,571	50,399	78,037	108,787	2,618

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2021		Year Ended October, 31
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	22.45	16.40	14.03	17.97	14.35	13.22
Investment Operations:
Investment income (loss)—net[a]	(.07)	(.03)	.07	.08	.03	.01
Net realized and unrealized gain (loss) on investments	5.30	6.48	2.51	(3.79)	3.59	1.12
Total from Investment Operations	5.23	6.45	2.58	(3.71)	3.62	1.13
Distributions:
Dividends from investment income—net	(.09)	(.40)	(.21)	(.23)	(.00)[b]	-
Net asset value, end of period	27.59	22.45	16.40	14.03	17.97	14.35
Total Return (%)	23.31[c]	40.07	18.61	(20.98)	25.27	8.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[d]	.93	.98	.94	1.18	1.42
Ratio of net expenses to average net assets	.88[d]	.93	.98	.94	1.11	1.26
Ratio of net investment income (loss) to average net assets	(.51)[d]	(.19)	.47	.44	.17	.07
Portfolio Turnover Rate	29.86[c]	51.54	48.73	41.94	36.79	51.42
Net Assets, end of period ($ x 1,000)	426,294	290,661	222,607	201,273	156,027	103,139

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Emerging Markets Fund (the “fund”) is a separate non-diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Director (the “Board”). Certain factors may be considered when

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	160,153,713	537,954,858	††	-	698,108,571
Investment Companies	30,115,617	-		-	30,115,617
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(5,766)		-	(5,766)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2021, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2021, The Bank of New York Mellon earned $26,203 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund follows an investment policy of investing primarily in emerging market countries. Because the fund’s investments are concentrated in emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within such countries and to be more volatile than the performance of more geographically diversified funds.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $38,978,409 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2020. The fund has $15,472,585 of short-term capital losses and $23,505,824 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2020 was as follows: undistributed ordinary income $6,624,805. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2021 was approximately $390,055 with a related weighted average annualized interest rate of 1.26%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets. The Adviser has contractually agreed, from November 1, 2020 through March 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets. On or after March 1, 2022, the Adviser may terminate this expense limitation at any time. During the period ended April 30, 2021, there were no reduction in expenses, pursuant to the undertaking.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended April 30, 2021, the Distributor retained $6,823 commissions earned on sales of the fund’s Class A shares and $159 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2021, Class C shares were charged $21,900 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2021, Class A and Class C shares were charged $19,771 and $7,300, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan and Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2021, the fund was charged $3,317 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2021, the fund was charged $178,056 pursuant to the custody agreement.

During the period ended April 30, 2021, the fund was charged $7,766 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $431,217, Distribution Plan fees of $4,149, Shareholder Services Plan fees of $6,680, custodian fees of $124,000, Chief Compliance Officer fees of $5,242 and transfer agency fees of $1,150.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2021, amounted to $402,678,980 and $159,210,883, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements

or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2021 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2021, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(5,766)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(5,766)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(5,766)

The following table presents derivative Liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2021:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Capital	(3,471)		-	-	(3,471)
Citigroup	(444)		-	-	(444)
J.P. Morgan Securities	(1,183)		-	-	(1,183)
UBS Securities	(668)		-	-	(668)
Total	(5,766)		-	-	(5,766)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2021:

Average Market Value ($)
Forward contracts	2,872,611

At April 30, 2021, accumulated net unrealized appreciation on investments was $190,126,963, consisting of $196,459,075 gross unrealized appreciation and $6,332,112 gross unrealized depreciation.

At April 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 24-25, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Investment Management Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including that there are no soft dollar arrangements in place for the fund) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of institutional emerging markets funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional emerging markets funds (the “Performance Universe”), all for various periods ended December 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional emerging markets funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Subadviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, ranking first in the Performance Group in all periods and in the first quartile of the Performance Universe in all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in four of the six calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management and sub-advisory services provided by the Adviser and the Subadviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year.

The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee (lowest in the peer group), the fund’s actual management fee was lower than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

same Lipper category as the fund and (2) paid to the Adviser or the Subadviser or its affiliates, for advising the one separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services provided to the fund by the Adviser and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Global Emerging Markets Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Newton Investment Management Limited
160 Queen Victoria Street,
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DGEAX Class C: DGECX Class I: DGIEX Class Y: DGEYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6243SA0421

BNY Mellon Yield Enhancement Strategy Fund

SEMIANNUAL REPORT April 30, 2021

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2020 through April 30, 2021, as provided by Jeffrey M. Mortimer, CFA, and Caroline Lee-Tsao, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2021, the BNY Mellon Yield Enhancement Strategy Fund Class A shares produced a total return of 4.81%, Class C shares returned 4.53%, Class I shares returned 5.03% and Class Y shares returned 5.05%.1 In comparison, the Lipper Alternative Credit Focus Funds Index (the “Index”) produced a total return of 4.82% for the same period, and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Barclays Agg Index”) produced a total return of -1.52% for the same period.2

Bonds posted mixed results during the period. Returns of Treasuries were challenged by a rising rate environment. Spread products generally outperformed their like-duration Treasury counterparts due to spread tightening. The risk-on environment was favorable for high yield credits. The fund performed in line with the primary Index, due largely to manager selection decisions.

The Fund’s Investment Approach

The fund seeks high current income. To pursue its goal, it normally allocates its assets across fixed-income investment strategies. The fund is designed to complement and diversify traditional bond portfolios. The fund normally allocates its assets among other investment companies (underlying funds) that employ various fixed-income investment strategies, including those focusing on domestic and foreign corporate bonds, high yield securities (“junk” bonds), senior loans, emerging-market debt, municipal securities and Treasury inflation-protected securities (TIPS).

BNY Mellon Investment Adviser, Inc. determines the fund’s asset allocation to the fixed-income investment strategies and sets the investment ranges using fundamental and quantitative analysis, and its economic and financial markets outlook. Underlying funds are selected based on their investment objectives and management policies, investment strategies and portfolio holdings, risk/reward profiles, historical performance and other factors. As of April 30, 2021, the fund held investments in: BNY Mellon Corporate Bond Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon Floating Rate Income Fund, BNY Mellon High Yield Fund, BNY Mellon Global Dynamic Bond Income Fund and TCW Emerging Markets Income Fund.

Economic Improvement and Rising Rates Drive Bond Markets

The economic outlook brightened considerably over the period, making it a more challenging market for bonds, safe-havens in particular. The rollout of multiple successful COVID-19 vaccinations, coupled with ongoing fiscal and monetary stimulus, was responsible for better growth prospects, particularly in developed markets. G7 government bonds had one of their worst periods in over 30 years in the early months of 2021. U.S. 10-year Treasury yields almost doubled over the six months, moving from 0.82% to 1.62% as the market pivoted to anticipating eventual tapering of central bank bond buying. Other developed-market government bond yields also rose, but less dramatically. Credit spreads generally narrowed in response to the brighter outlook, meaning that while government bonds typically delivered losses, investment grade returns were generally flat, while high yield

2

and emerging-market bonds showed positive returns. The U.S. dollar weakened over the period, particularly against commodity currencies such as the Norwegian krone, the Australian and Canadian dollar, and most emerging-markets currencies.

Manager Selection Decisions Buoy Fund Results

The fund’s performance was helped during the reporting period by manager selection decisions. The fund’s investments in the BNY Mellon Corporate Bond Fund and the BNY Mellon Municipal Opportunities Fund were highly beneficial to both absolute and relative performance. In addition, the TCW Emerging Markets Income Fund also contributed to manager selection results as the portfolio outperformed its respective benchmark. As an asset class, high yield bonds outperformed most other fixed-income assets during the six months due to the risk-on environment and significant spread tightening.

Conversely, certain asset allocation decisions constrained the fund’s results. The fund’s allocation to underlying municipal bonds, which generally lagged their taxable counterparts during the period, provided a headwind to returns. In addition, underlying floating rate securities performed well during the six months. While the floating rate fund provided positive absolute returns, the decision to underweight such a strong performing asset class was not beneficial to results.

Anticipating Higher Rates and Inflation

We believe the fund is positioned to withstand a rising rate and inflationary environment. It is our opinion that if high inflation becomes a reality, that it will only be temporary. We think that that both corporate and high yield spreads continue to be historically tight. As such, we think there might not be much to gain in those spread sectors from a capital appreciation standpoint, but still believe they can provide benefit due to the higher coupons they offer.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

We think this fund continues to offer exposure to a wide array of asset classes, and provides investors yield over a broad range of global bond indices. We believe we are well positioned for the current environment from an asset allocation standpoint.

May 17, 2021

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares and Class Y shares are not subject to any initial or deferred sales charges. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Past performance is no guarantee of future results.

² Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). The Lipper Alternative Credit Focus Funds Index consists of funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads and market liquidity. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging-market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The underlying funds’ underlying strategies may use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The ability of the fund to achieve its investment goal depends, in part, on the ability of BNY Mellon Investment Adviser, Inc. to effectively allocate the fund’s assets among the investment strategies and the underlying funds.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Yield Enhancement Strategy Fund from November 1, 2020 to April 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.69	$5.78	$.56	$.41
Ending value (after expenses)	$1,048.10	$1,045.30	$1,050.30	$1,050.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.66	$5.71	$.55	$.40
Ending value (after expenses)	$1,022.17	$1,019.14	$1,024.25	$1,024.40
†

Expenses are equal to the fund’s annualized expense ratio of ..53% for Class A, 1.14% for Class C, .11% for Class I and .08% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2021 (Unaudited)

Description	Shares		Value ($)
Investment Companies - 99.6%
Domestic Fixed Income - 45.9%
BNY Mellon Corporate Bond Fund, Cl. M	2,368,292	[a]	32,398,240
BNY Mellon Floating Rate Income Fund, Cl. Y	5,117,903	[a]	58,651,169
BNY Mellon High Yield Fund, Cl. I	6,773,637	[a]	41,657,869
			132,707,278
Foreign Fixed Income - 14.8%
BNY Mellon Global Dynamic Bond Income Fund, Cl. Y	2,380,172	[a]	29,442,733
TCW Emerging Markets Income Fund, Cl. I	1,661,613		13,542,142
			42,984,875
Municipal Bond - 38.9%
BNY Mellon Municipal Opportunities Fund, Cl. M	8,028,719	[a]	112,482,346
Total Investments (cost $275,273,350)	99.6%		288,174,499
Cash and Receivables (Net)	.4%		1,128,321
Net Assets	100.0%		289,302,820

a Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	99.6
99.6

† Based on net assets.

See notes to financial statements.

6

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/20 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
BNY Mellon Corporate Bond Fund, Cl. M	36,490,879	2,063,905	(6,356,934)	426,273
BNY Mellon Floating Rate Income Fund, CI. Y	76,413,553	4,314,740	(24,264,491)	(1,859,459)
BNY Mellon Global Dynamic Bond Income Fund, CI. Y	30,356,927	1,621,809	(2,446,450)	26,601
BNY Mellon High Yield Fund, CI. I	44,196,304	4,644,682	(8,931,600)	47,888
BNY Mellon Municipal Opportunities Fund, CI. M	124,977,388	2,355,611	(20,266,428)	1,137,203
Total	312,435,051	15,000,747	(62,265,903)	(221,494)

Investment Companies	Net Change in Unrealized Appreciation (Depreciation) ($)	Value 4/30/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
BNY Mellon Corporate Bond Fund, Cl. M	(225,883)	32,398,240	11.2	580,305
BNY Mellon Floating Rate Income Fund, CI. Y	4,046,826	58,651,169	20.2	1,347,540
BNY Mellon Global Dynamic Bond Income Fund, CI. Y	(116,154)	29,442,733	10.2	726,409
BNY Mellon High Yield Fund, CI. I	1,700,595	41,657,869	14.4	1,070,381
BNY Mellon Municipal Opportunities Fund, CI. M	4,278,572	112,482,346	38.9	1,607,173
Total	9,683,956	274,632,357	94.9	5,331,808

† Includes reinvested dividends/distributions.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	13,594,918	13,542,142
Affiliated issuers	261,678,432	274,632,357
Cash		1,191,375
Dividends receivable		551,803
Receivable for shares of Common Stock subscribed		112,183
Prepaid expenses		49,535
		290,079,395
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		6,140
Payable for investment securities purchased		550,252
Payable for shares of Common Stock redeemed		178,660
Directors’ fees and expenses payable		4,840
Other accrued expenses		36,683
		776,575
Net Assets ($)		289,302,820
Composition of Net Assets ($):
Paid-in capital		300,749,327
Total distributable earnings (loss)		(11,446,507)
Net Assets ($)		289,302,820

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	455,981	24,857	11,307,807	277,514,175
Shares Outstanding	36,666	2,000	907,073	22,280,043
Net Asset Value Per Share ($)	12.44	12.43	12.47	12.46

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	357,645
Affiliated issuers	5,331,808
Total Income	5,689,453
Expenses:
Professional fees	46,604
Registration fees	34,439
Directors’ fees and expenses—Note 3(d)	11,248
Chief Compliance Officer fees—Note 3(c)	7,766
Prospectus and shareholders’ reports	6,321
Loan commitment fees—Note 2	4,787
Shareholder servicing costs—Note 3(c)	3,169
Custodian fees—Note 3(c)	472
Interest expense—Note 2	106
Distribution fees—Note 3(b)	92
Miscellaneous	8,749
Total Expenses	123,753
Investment Income—Net	5,565,700
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	(190,026)
Affiliated issuers	(221,494)
Net Realized Gain (Loss)	(411,520)
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	551,964
Affiliated issuers	9,683,956
Net Change in Unrealized Appreciation (Depreciation)	10,235,920
Net Realized and Unrealized Gain (Loss) on Investments	9,824,400
Net Increase in Net Assets Resulting from Operations	15,390,100

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations ($):
Investment income—net	5,565,700	15,182,294
Net realized gain (loss) on investments	(411,520)	(4,678,748)
Net change in unrealized appreciation (depreciation) on investments	10,235,920	(5,074,208)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,390,100	5,429,338
Distributions ($):
Distributions to shareholders:
Class A	(8,184)	(21,850)
Class C	(325)	(737)
Class I	(183,826)	(407,972)
Class Y	(5,435,726)	(15,392,700)
Total Distributions	(5,628,061)	(15,823,259)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,381	98,716
Class I	5,228,678	6,181,639
Class Y	9,318,879	62,094,447
Distributions reinvested:
Class A	6,985	19,155
Class I	176,350	389,329
Class Y	357,556	1,183,341
Cost of shares redeemed:
Class A	(134,250)	(127,655)
Class I	(4,286,740)	(6,288,729)
Class Y	(55,724,498)	(148,955,757)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(45,054,659)	(85,405,514)
Total Increase (Decrease) in Net Assets	(35,292,620)	(95,799,435)
Net Assets ($):
Beginning of Period	324,595,440	420,394,875
End of Period	289,302,820	324,595,440

10

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Capital Share Transactions (Shares):
Class A
Shares sold	192	8,180
Shares issued for distributions reinvested	568	1,597
Shares redeemed	(10,847)	(10,582)
Net Increase (Decrease) in Shares Outstanding	(10,087)	(805)
Class Ia
Shares sold	421,794	519,456
Shares issued for distributions reinvested	14,296	32,410
Shares redeemed	(346,172)	(530,534)
Net Increase (Decrease) in Shares Outstanding	89,918	21,332
Class Ya
Shares sold	753,101	5,140,885
Shares issued for distributions reinvested	29,020	98,236
Shares redeemed	(4,512,268)	(12,536,121)
Net Increase (Decrease) in Shares Outstanding	(3,730,147)	(7,297,000)

[a]

During the period ended April 30, 2021, 343,551 Class Y shares representing $4,254,940 were exchanged for 343,252 Class I shares and during the period ended October 31, 2020, 394,600 Class Y shares representing $4,667,136 were exchanged for 394,271 Class I shares.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	April 30, 2021	Year Ended October 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.06	12.29	12.02	12.39	12.32	12.21
Investment Operations:
Investment income—net[a]	.20	.42	.49	.45	.45	.50
Net realized and unrealized gain (loss) on investments	.38	(.21)	.27	(.35)	.07	.10
Total from Investment Operations	.58	.21	.76	.10	.52	.60
Distributions:
Dividends from investment income—net	(.20)	(.44)	(.49)	(.47)	(.45)	(.49)
Net asset value, end of period	12.44	12.06	12.29	12.02	12.39	12.32
Total Return (%)[b]	4.81[c]	1.75	6.47	.83	4.38	4.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.53[e]	.49	.47	.38	.41	.31
Ratio of net investment income to average net assets[d]	3.25[e]	3.47	4.19	3.67	3.63	4.03
Portfolio Turnover Rate	8.53[c]	8.41	21.45	22.78	10.47	16.14
Net Assets, end of period ($ x 1,000)	456	564	585	1,027	428	155

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not Annualized.

d Amount does not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

12

Six Months Ended
Class C Shares	April 30, 2021	Year Ended October 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.05	12.29	12.02	12.40	12.31	12.19
Investment Operations:
Investment income—net[a]	.16	.34	.40	.35	.35	.38
Net realized and unrealized gain (loss) on investments	.38	(.21)	.29	(.35)	.05	.13
Total from Investment Operations	.54	.13	.69	-	.40	.51
Distributions:
Dividends from investment income—net	(.16)	(.37)	(.42)	(.38)	(.31)	(.39)
Net asset value, end of period	12.43	12.05	12.29	12.02	12.40	12.31
Total Return (%)[b]	4.53[c]	1.10	5.84	.02	3.31	4.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.14[e]	1.11	1.12	1.26	1.37	1.12
Ratio of net investment income to average net assets[d]	2.60[e]	2.88	3.32	2.84	2.90	3.18
Portfolio Turnover Rate	8.53[c]	8.41	21.45	22.78	10.47	16.14
Net Assets, end of period ($ x 1,000)	25	24	25	24	25	50

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not Annualized.

d Amount does not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	April 30, 2021	Year Ended October 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.09	12.32	12.05	12.41	12.34	12.22
Investment Operations:
Investment income—net[a]	.22	.47	.53	.48	.47	.48
Net realized and unrealized gain (loss) on investments	.38	(.22)	.27	(.33)	.08	.15
Total from Investment Operations	.60	.25	.80	.15	.55	.63
Distributions:
Dividends from investment income—net	(.22)	(.48)	(.53)	(.51)	(.48)	(.51)
Net asset value, end of period	12.47	12.09	12.32	12.05	12.41	12.34
Total Return (%)	5.03[b]	2.13	6.85	1.20	4.66	5.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.11[d]	.11	.09	.08	.11	.19
Ratio of net investment income to average net assets[c]	3.59[d]	3.85	4.34	3.99	3.85	4.16
Portfolio Turnover Rate	8.53[b]	8.41	21.45	22.78	10.47	16.14
Net Assets, end of period ($ x 1,000)	11,308	9,877	9,804	9,264	5,742	538

a Based on average shares outstanding.

b Not Annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

14

Six Months Ended
Class Y Shares	April 30, 2021	Year Ended October 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.08	12.31	12.04	12.40	12.33	12.21
Investment Operations:
Investment income—net[a]	.23	.48	.53	.50	.50	.52
Net realized and unrealized gain (loss) on investments	.38	(.22)	.28	(.35)	.06	.12
Total from Investment Operations	.61	.26	.81	.15	.56	.64
Distributions:
Dividends from investment income—net	(.23)	(.49)	(.54)	(.51)	(.49)	(.52)
Net asset value, end of period	12.46	12.08	12.31	12.04	12.40	12.33
Total Return (%)	5.05[b]	2.18	6.89	1.23	4.72	5.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.08[d]	.06	.06	.05	.05	.05
Ratio of net investment income to average net assets[c]	3.69[d]	3.96	4.39	4.06	4.11	4.28
Portfolio Turnover Rate	8.53[b]	8.41	21.45	22.78	10.47	16.14
Net Assets, end of period ($ x 1,000)	277,514	314,130	409,982	420,265	456,703	422,405

a Based on average shares outstanding.

b Not Annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Yield Enhancement Strategy Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

16

As of April 30, 2021, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A shares and all of the outstanding Class C shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Investment Companies	288,174,499	-	-	288,174,499

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect

18

the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $19,743,873 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2020. The fund has $2,873,329 of short-term capital losses and $16,870,544 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2020 was as follows: ordinary income $11,444,047 and tax-exempt income $4,379,212. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2021 was approximately $17,127 with a related weighted average annualized interest rate of 1.24%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, there is no management fee paid to the Adviser. The fund may invest in other affiliated mutual funds advised by the Adviser and unaffiliated open-end funds, closed-end funds and exchange-traded funds. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.

20

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2021, Class C shares were charged $92 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2021, Class A and Class C shares were charged $623 and $31, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2021, the fund was charged $1,309 for transfer agency services,

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2021, the fund was charged $472 pursuant to the custody agreement.

During the period ended April 30, 2021, the fund was charged $7,766 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees of $15, Shareholder Services Plan fees of $100, custodian fees of $320, Chief Compliance Officer fees of $5,242 and transfer agency fees of $463.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2021, amounted to $25,863,562 and $70,712,675, respectively.

At April 30, 2021, accumulated net unrealized appreciation on investments was $12,901,149, consisting of $14,437,755 gross unrealized appreciation and $1,536,606 gross unrealized depreciation.

At April 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 24-25, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Y shares with the performance of two institutional alternative credit focus funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional alternative credit focus funds (the “Performance Universe”), all for various periods ended December 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional alternative credit focus funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available

23

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance ranked second of three funds in the Performance Group for all periods and was above the Performance Universe median for all periods. The Board also considered that the fund’s yield performance ranked first of three funds in the Performance Group for five of the six one-year periods ended December 31st and was above the Performance Universe medians for all of the one-year periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in each of the six calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board considered that the fund pays management fees only at the underlying fund (acquired funds) level, so that the contractual and actual management fees of the fund were zero. The Board noted that the fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Adviser or its affiliates. The Board reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s total expenses, before and after including underlying fund (acquired funds) fees and expenses were the lowest of the three funds in the Expense Group and lower than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees and total expenses of the one fund advised or administered by the Adviser that is in the same Lipper category as the fund. Since the fund does not pay any management fees directly to the Adviser, the Board did not consider this information relevant to its consideration of the Agreement. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. Since the fund pays no fees to the Adviser under the Agreement, the Board did not

24

consider profitability or economies of scale with respect to the fund relevant to its consideration of the Agreement.

The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

25

For More Information

BNY Mellon Yield Enhancement Strategy Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DABMX Class C: DABLX Class I: DABKX Class Y: DABJX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6327SA0421

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds II, Inc.

By: /s/ David DiPetrillo
        David DiPetrillo
        President (Principal Executive Officer)

Date: June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo
        David DiPetrillo
         President (Principal Executive Officer)

Date: June 22, 2021

By: /s/ James Windels
        James Windels
       Treasurer (Principal Financial Officer)

Date: June 22, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)